Note 5. Investment in Affiliate	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Note 5. Investment in Affiliate

NOTE 5.   INVESTMENT IN AFFILIATES

The Company has various investments in equity method affiliates, whose businesses are in real estate and real estate services.  The Company's interests in its affiliates ranges from 7.15% to 30%.

The following table is a reconciliation of the Company's investments in equity affiliates as presented on the consolidated balance sheet:

	September 30,	December 31,
	2016	2015

Beginning of year	$657,528	$47,263
Additional investments in unconsolidated affiliates	258,166	670,232
Distributions received	(16,515)	(32,000)
Sale of investment in unconsolidated affiliate	-	(31,780)
Equity in net income (loss) of unconsolidated affiliates	(32,958)	3,813

End of period	$866,221	$657,528